RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2022
RELATED PARTY TRANSACTIONS

Note 13: Related Party Transactions

Interest-Charge Domestic International Sales Corporation (“IC-DISC”)

The Company has an affiliate, My Worldwide Market Place, Inc. which is an IC-DISC and was established February 12, 2013. The IC-DISC is owned by the Company Stockholders. Effective December 31, 2022, IC-DISC was discontinued as a result there will be no future accruals or commissions paid out.

The IC-DISC is organized to manage sales to certain qualified customers and receive commissions from the Company for this activity. The commissions expenses were $1.4 million and $2.8 million for the three months ended December 31, 2022 and 2021, and $2.8 million and $6.3 million for the six months ended December 31, 2022, and 2021 respectively. The commission is determined under formulas and rules defined in the law and regulations of the US tax code, and under these regulations, the commission is deductible by the Company and results in a specified profit to the IC-DISC. This net profit is not subject to federal income tax. The IC-DISC distributes the profit to its stockholders, who are taxed on the income as a dividend. The owners of the IC-DISC elected to forgive the commissions earned for the twelve months ended December 31, 2022. The forgiveness of $6.6 million was recorded as a deemed capital contribution by the Company Stockholders.

Captive Insurance Policies

Bruce Ogilvie, Executive Chairman and a principal stockholder of Alliance, and Jeff Walker, Chief executive Office, a director, and a principal stockholder of Alliance, established two insurance companies; Guard Yourself Insurance Company, Ltd. and Super O Insurance Company, Ltd., replaced effective April 1, 2018, with the current new insurance companies, Airlie Protection Ins. Co., Inc. and Protection for You Ins. Co., Inc. These insurance companies additionally insure the general assets, liabilities and claims of Alliance through March 30, 2022, and were not renewed for future periods. Premium payments are allowed based on the Loan Agreement dated February 21, 2017. The Company is not a guarantor and does not have exposure in the event of a loss.

Total captive policy expense for the three months December 31, 2022 and 2021, were $0.0 million and $0.54 million respectively and for the six months ended December 31, 2022, and December 31, 2021, were $0.0 and $1.09 million respectively, which are included in related party receivables on the consolidated balance sheets. Captive Claims receivables for six months ended December 31, 2022, and December 31, 2021, was $0.0 and $0.9 million respectively.

Other Related Party Transactions

During the three months December 31, 2022 and 2021, and the six-month periods ended December 31, 2022, and 2021, the Company had sales to a related party company owned by the Company’s shareholders of $1.6 million, 2.6 million, $2.3 million, and $4.8 million, respectively. Also, during the same periods, the Company had costs incurred with another related party company in the amount of $3.5 million, $6.7 million, $5.4 million and $7.8 million, respectively.

Note 12: Related Party Transactions

Captive Insurance Policies

In addition to insurance policies as required by the Company’s loan agreement, which insure certain assets, liabilities and general operations of the Company, the Stockholders of the Company established two insurance companies; Guard Yourself Insurance Company, Ltd. and Super O Insurance Company, Ltd., replaced effective April 1, 2018, with the current new insurance companies, Airlie Protection Ins. Co., Inc. and Protection for You Ins. Co., Inc. These insurance companies additionally insure the general assets, liabilities and claims of the Company through March 30, 2022, and were not renewed for future periods. The entities are known as captive insurance companies. New policies cover the period of March 31, 2021, to March 30, 2022, and will incur an annual expense of $2.4 million. Premium payments are allowed based on the Loan Agreement dated February 21, 2017. The Company is not a guarantor and does not have exposure in the event of a loss. Total captive policy expense for years ending June 30, 2022, 2021, and 2020 was $1.6 million, $2.2 million, and $2.7 million, respectively. Total claims filed for the years ended June 30, 2022, 2021, and 2020 were $1.4 million, $1.4 million, and $0.9 million respectively. On June 30, 2022, and 2021, receivables from the captive insurance companies were $0.25 million and $1.5 million, respectively, which are included in related party receivables on the consolidated balance sheets.

Interest-Charge Domestic International Sales Corporation

The Company has an affiliate, My Worldwide Market Place, Inc. which is an IC-DISC and was established February 12, 2013. The IC-DISC is owned by the Company Stockholders.

The IC-DISC is organized to manage sales to certain qualified customers and receive commissions from the Company for this activity. The commissions expense ($9.9 million, $5.4 million, and $8.2 million for the years ended June 30, 2022, 2021, and 2020, respectively) was determined under formulas and rules defined in the law and regulations of the US tax code. Under these regulations, the commission is deductible by the Company and results in a specified profit to the IC-DISC. This net profit is not subject to Federal income tax. The IC-DISC distributes the profit to its Stockholders, who are taxed on the income as a dividend.

During the years ended June 30, 2022, 2021 and 2020, the Company had sales to a related party company owned by the Company’s shareholders of $7.1 million, $5.3 million, and $2.5 million, respectively. Also, during the years ended June 30, 2022 and 2021, the Company had costs incurred with another related party company in the amount of $13.0 million, and $3.0 million, respectively.

ADARA ACQUISITION CORP
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In August 2020, the Sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares will equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Advances from Related Party

As of December 31, 2022, Blystone & Donaldson, LLC advanced the Company $30,582.

Promissory Note — Related Party

On August 5, 2020, the Sponsor issued an unsecured promissory note to the Company, which was amended and restated on November 18, 2020 (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $600,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) March 31, 2021 or (ii) the consummation of the Initial Public Offering. As of December 31, 2021, there was no amounts outstanding under the Promissory Note. No future borrowings are permitted.

On June 22, 2022, Blystone & Donaldson, LLC issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $250,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) closing of the Merger as described in the BCA or (ii) February 11, 2023. As December 31, 2022, $250,000 was outstanding under the Promissory Note.

On June 22, 2022, Thomas Finke, LLC issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $250,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) closing of the Merger as described in the Business Combination Agreement (“BCA”) dated as of June 22, 2022 by and among Thomas Finke, the Company, and Adara Merger Sub Inc. and Alliance Entertainment Holding Corporation as defined therein or (ii) February 11, 2023. As December 31, 2022, $221,599 was outstanding under the Promissory Note.

NOTE 5. RELATED PARTY TRANSACTIONS (continued)

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Placement Warrants. As of December 31, 2022 and 2021, there were no amounts outstanding under the Working Capital Loans.

Administrative Support Agreements

The Company entered into an agreement, commencing on February 11, 2021, through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay Adara Sponsor LLC, a total of $10,000 per month for office space and administrative support services. The agreement was terminated with Adara Sponsor LLC, when they moved out of the office space on June 2022. For the years ended December 31, 2022 and 2021, the Company incurred and paid $50,000 and $105,000 in fees for these services, respectively.